Prepayments, Receivables and Other Assets (Details) - Schedule of prepayments, receivables and other assets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Prepayments Receivables And Other Assets Abstract
Receivable from a third-party company	$ 456,878	$ 575,773
Others	583,155	288,936
Total prepayments, receivables and other assets	1,040,033	864,709
Less: allowance for doubtful accounts
Prepayments, receivables and other assets, net	$ 1,040,033	$ 864,709